Financial Risk Management - Impaired Loans and Advances by Geography and Industry (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	¥ 90,682,938	¥ 84,805,192	¥ 85,129,070
Impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			509,482
Gross carrying amount [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	91,546,318		85,859,927
Gross carrying amount [member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	59,856,165		57,830,627
Gross carrying amount [member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	8,522,451		7,961,620
Gross carrying amount [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	288,099		145,957
Gross carrying amount [member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	918,617		947,765
Gross carrying amount [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,596,935		5,424,054
Gross carrying amount [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,281,596		5,288,767
Gross carrying amount [member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	3,129,666		2,777,862
Gross carrying amount [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	10,126,531		9,017,664
Gross carrying amount [member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,328,173		4,255,228
Gross carrying amount [member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	16,187,195		16,363,489
Gross carrying amount [member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	4,601,499		4,633,306
Gross carrying amount [member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	31,690,153		28,029,300
Gross carrying amount [member] | Foreign [member] | Public sector [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	360,875		372,008
Gross carrying amount [member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	5,382,130		4,496,646
Gross carrying amount [member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	23,285,374		21,023,885
Gross carrying amount [member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	2,316,816		1,779,101
Gross carrying amount [member] | Impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			878,868
Gross carrying amount [member] | Impaired [member] | Domestic [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			687,177
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Manufacturing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			76,253
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Agriculture, forestry, fisheries and mining [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			6,386
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Construction [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			13,410
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Transportation, communications and public enterprises [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			20,899
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Wholesale and retail [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			98,419
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Finance and insurance [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			3,022
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Real estate and goods rental and leasing [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			41,939
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Services [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			71,903
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Consumer [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			319,285
Gross carrying amount [member] | Impaired [member] | Domestic [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			35,661
Gross carrying amount [member] | Impaired [member] | Foreign [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			191,691
Gross carrying amount [member] | Impaired [member] | Foreign [member] | Public sector [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			21
Gross carrying amount [member] | Impaired [member] | Foreign [member] | Financial institutions [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			1,829
Gross carrying amount [member] | Impaired [member] | Foreign [member] | Commerce and industry [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			167,458
Gross carrying amount [member] | Impaired [member] | Foreign [member] | Others [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			22,383
Allowance for loan losses [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances	¥ (604,988)		(491,676)
Allowance for loan losses [member] | Impaired [member]
Disclosure of financial assets that are either past due or impaired [line items]
Loans and advances			¥ (369,386)